EMPLOYEE POST-RETIREMENT BENEFITS - Obligations, Fair Value and Weighted Average Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Benefit obligation and fair value of plan assets for plans that are not fully funded
Plan assets at fair value	$ 4,431	$ 4,397
Funded status based on accumulated benefit obligation
Fair value of plan assets	$ 4,431	$ 4,397
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	$ (3,273)	$ (3,342)	$ (3,356)
Plan assets at fair value	4,081	3,948	3,697
Funded Status – Plan Surplus	808	606
Funded status based on accumulated benefit obligation
Accumulated benefit obligation	(3,086)	(3,097)
Fair value of plan assets	4,098	4,058
Fair value of plan assets	4,081	3,948	3,697
Funded Status – Plan Surplus	$ 1,012	$ 961
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	100.00%	100.00%
Pension Benefit Plans | Fixed income securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	45.00%	37.00%
Company debt or common shares included in plan assets, amount	$ 26	$ 44
Company debt or common shares included in plan assets, percentage	0.60%	1.10%
Pension Benefit Plans | Fixed income securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	30.00%
Pension Benefit Plans | Fixed income securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	55.00%
Pension Benefit Plans | Equity securities
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	40.00%	49.00%
Company debt or common shares included in plan assets, amount	$ 2	$ 3
Company debt or common shares included in plan assets, percentage	0.10%	0.10%
Pension Benefit Plans | Equity securities | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	20.00%
Pension Benefit Plans | Equity securities | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	55.00%
Pension Benefit Plans | Other investments
Pension plans' weighted average asset allocations and target allocations by asset category
Percentage of Plan Assets	15.00%	14.00%
Pension Benefit Plans | Other investments | Minimum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	10.00%
Pension Benefit Plans | Other investments | Maximum
Pension plans' weighted average asset allocations and target allocations by asset category
Target Allocations	35.00%
Pension Benefit Plans | South Bow
Benefit obligation and fair value of plan assets for plans that are not fully funded
Plan assets at fair value	$ 17	$ 110
Funded status based on accumulated benefit obligation
Fair value of plan assets	17	110
Pension Benefit Plans | Not fully funded
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	0	0
Plan assets at fair value	0	0
Funded Status – Plan Surplus	0	0
Funded status based on accumulated benefit obligation
Fair value of plan assets	0	0
Other Post-Retirement Benefit Plans
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(249)	(288)	(285)
Plan assets at fair value	333	339	358
Funded Status – Plan Surplus	84	51
Funded status based on accumulated benefit obligation
Fair value of plan assets	333	339	$ 358
Other Post-Retirement Benefit Plans | Not fully funded
Benefit obligation and fair value of plan assets for plans that are not fully funded
Projected benefit obligation	(76)	(101)
Plan assets at fair value	0	0
Funded Status – Plan Surplus	(76)	(101)
Funded status based on accumulated benefit obligation
Fair value of plan assets	$ 0	$ 0